Quarterly Holdings Report
for

Fidelity® Balanced Fund

November 30, 2020

BAL-QTLY-0121
1.809104.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp. (a)	2,177,746	$28,006
Entertainment - 1.7%
Activision Blizzard, Inc.	1,220,640	97,016
Bilibili, Inc. ADR (a)	370,646	23,299
Cinemark Holdings, Inc.	832,700	12,865
Electronic Arts, Inc.	272,822	34,853
Liberty Media Corp. Liberty Formula One Group Series C (a)	293,849	12,277
Live Nation Entertainment, Inc. (a)	790,188	51,876
Netflix, Inc. (a)	309,397	151,821
Spotify Technology SA (a)	80,455	23,442
The Walt Disney Co.	1,762,674	260,893
		668,342
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	110,029	193,035
Class C (a)	437,062	769,553
ANGI Homeservices, Inc. Class A (a)(b)	3,394,143	41,952
CarGurus, Inc. Class A (a)	510,220	12,781
Facebook, Inc. Class A (a)	2,236,767	619,517
Kakao Corp.	16,230	5,388
Wise Talent Information Technology Co. Ltd. (a)	10,915,895	27,489
Z Holdings Corp.	4,694,589	29,604
Zoominfo Technologies, Inc.	474,674	24,327
		1,723,646
Media - 0.2%
Altice U.S.A., Inc. Class A (a)	960,688	32,587
Discovery Communications, Inc. Class A (a)(b)	204,376	5,500
Interpublic Group of Companies, Inc.	172,443	3,842
Nexstar Broadcasting Group, Inc. Class A	241,560	25,424
ViacomCBS, Inc. Class B	527,434	18,608
		85,961
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd.	4,666,797	29,140
Boingo Wireless, Inc. (a)(c)	3,686,738	52,167
SoftBank Group Corp.	601,851	41,477
T-Mobile U.S., Inc.	1,211,617	161,072
		283,856

TOTAL COMMUNICATION SERVICES		2,789,811

CONSUMER DISCRETIONARY - 7.8%
Distributors - 0.1%
LKQ Corp. (a)	1,432,577	50,455
Diversified Consumer Services - 0.0%
Afya Ltd. (a)	367,243	9,739
Hotels, Restaurants & Leisure - 1.1%
Aristocrat Leisure Ltd.	973,951	22,921
Boyd Gaming Corp.	457,791	17,620
Caesars Entertainment, Inc. (a)	341,100	23,236
Churchill Downs, Inc.	214,917	38,668
Compass Group PLC	2,072,606	36,469
Marriott International, Inc. Class A	731,345	92,786
McDonald's Corp.	877,627	190,831
Penn National Gaming, Inc. (a)	101,700	7,119
Starbucks Corp.	79,583	7,801
		437,451
Household Durables - 0.4%
Leggett & Platt, Inc.	745,216	32,119
Lennar Corp. Class A	936,382	71,034
Mohawk Industries, Inc. (a)	197,802	24,889
Tempur Sealy International, Inc. (a)	998,136	25,143
		153,185
Internet & Direct Marketing Retail - 3.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	244,956	64,512
Amazon.com, Inc. (a)	367,777	1,165,132
Farfetch Ltd. Class A (a)	754,253	41,220
MakeMyTrip Ltd. (a)	261,100	6,478
Ocado Group PLC (a)	210,393	6,186
The Booking Holdings, Inc. (a)	56,711	115,035
THG Holdings Ltd.	1,315,700	10,985
		1,409,548
Leisure Products - 0.1%
Mattel, Inc. (a)	1,826,447	28,292
Peloton Interactive, Inc. Class A (a)	127,940	14,886
		43,178
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	957,280	104,573
Nordstrom, Inc.	715,400	18,543
		123,116
Specialty Retail - 1.7%
Burlington Stores, Inc. (a)	149,153	32,596
Lowe's Companies, Inc.	1,657,855	258,327
The Home Depot, Inc.	628,046	174,226
TJX Companies, Inc.	2,420,506	153,726
Ulta Beauty, Inc. (a)	148,998	41,034
		659,909
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	61,323	35,224
NIKE, Inc. Class B	584,486	78,730
PVH Corp.	336,461	26,745
Tapestry, Inc.	1,775,970	50,295
		190,994

TOTAL CONSUMER DISCRETIONARY		3,077,575

CONSUMER STAPLES - 4.6%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	22,437	20,885
Keurig Dr. Pepper, Inc.	860,238	26,194
Molson Coors Beverage Co. Class B	684,700	31,496
Monster Beverage Corp. (a)	864,202	73,267
PepsiCo, Inc.	1,344,694	193,945
Pernod Ricard SA	186,595	35,655
The Coca-Cola Co.	3,886,436	200,540
		581,982
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	483,695	189,497
Kroger Co.	868,692	28,667
Performance Food Group Co. (a)	530,364	23,007
Sysco Corp.	692,292	49,353
U.S. Foods Holding Corp. (a)	1,506,704	47,431
Walmart, Inc.	1,352,883	206,707
		544,662
Food Products - 0.5%
Beyond Meat, Inc. (a)(b)	53,520	7,487
Darling Ingredients, Inc. (a)	379,459	18,320
Freshpet, Inc. (a)	253,307	34,673
Hilton Food Group PLC	779	11
Hotel Chocolat Group Ltd.	211,800	1,069
JDE Peet's BV	83,174	3,212
Lamb Weston Holdings, Inc.	614,725	44,494
Mondelez International, Inc.	1,870,061	107,435
		216,701
Household Products - 1.0%
Church & Dwight Co., Inc.	281,546	24,711
Clorox Co.	125,850	25,543
Procter & Gamble Co.	2,439,384	338,757
		389,011
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	343,223	84,199

TOTAL CONSUMER STAPLES		1,816,555

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	631,073	11,814
Oceaneering International, Inc. (a)	2,177,593	13,218
SBM Offshore NV	750,227	13,992
Subsea 7 SA (a)	3,303,277	31,286
TechnipFMC PLC	670,565	5,572
		75,882
Oil, Gas & Consumable Fuels - 1.7%
Africa Oil Corp. (a)	8,733,575	7,330
Aker BP ASA	332,674	7,470
Apache Corp.	2,425,886	31,270
Black Stone Minerals LP	332,100	2,331
Canadian Natural Resources Ltd.	2,141,434	48,857
Cheniere Energy, Inc. (a)	159,783	9,058
Chevron Corp.	452,696	39,466
Equinor ASA sponsored ADR	1,394,217	21,387
Exxon Mobil Corp.	4,698,205	179,143
Hess Corp.	1,266,715	59,764
Kosmos Energy Ltd.	6,818,193	12,000
Magellan Midstream Partners LP	366,200	15,069
Marathon Petroleum Corp.	112,611	4,378
MEG Energy Corp. (a)	7,585,296	21,318
Phillips 66 Co.	652,652	39,538
Reliance Industries Ltd.	136,420	1,924
Reliance Industries Ltd.	1,850,087	47,877
Reliance Industries Ltd. sponsored GDR (d)	351,900	18,150
Royal Dutch Shell PLC Class B sponsored ADR	826,217	26,811
The Williams Companies, Inc.	306,400	6,428
Total SA sponsored ADR	609,279	25,675
Valero Energy Corp.	560,385	30,132
		655,376

TOTAL ENERGY		731,258

FINANCIALS - 7.2%
Banks - 2.2%
Bank of America Corp.	6,873,716	193,564
Citigroup, Inc.	2,848,079	156,844
Comerica, Inc.	737,982	36,309
EFG Eurobank Ergasias SA (a)	32,025,332	18,669
First Horizon National Corp.	1,598,933	19,539
Huntington Bancshares, Inc.	1,931,295	23,330
JPMorgan Chase & Co.	1,110,092	130,858
KeyCorp	1,857,121	28,711
M&T Bank Corp.	213,991	24,928
Signature Bank	114,255	12,818
Societe Generale Series A	414,261	8,214
Synovus Financial Corp.	338,923	10,700
Truist Financial Corp.	229,581	10,657
Wells Fargo & Co.	7,184,802	196,504
		871,645
Capital Markets - 1.8%
Bank of New York Mellon Corp.	5,265,915	206,003
BlackRock, Inc. Class A	175,428	122,510
Cboe Global Markets, Inc.	359,133	32,796
Intercontinental Exchange, Inc.	786,887	83,024
Morgan Stanley	2,715,916	167,925
StepStone Group, Inc. Class A (c)	1,670,625	40,777
Virtu Financial, Inc. Class A	2,289,556	52,179
		705,214
Consumer Finance - 1.1%
360 Finance, Inc. ADR (a)	634,187	7,864
Ally Financial, Inc.	503,351	14,924
Capital One Financial Corp.	2,906,933	248,950
Discover Financial Services	507,620	38,665
OneMain Holdings, Inc.	1,810,833	70,604
Shriram Transport Finance Co. Ltd.	1,418,780	20,366
SLM Corp.	2,677,552	28,409
		429,782
Diversified Financial Services - 0.9%
Ant International Co. Ltd. Class C (a)(e)(f)	4,971,128	40,316
Berkshire Hathaway, Inc.:
Class A (a)	90	30,932
Class B (a)	1,117,072	255,709
Voya Financial, Inc.	478,700	27,587
		354,544
Insurance - 1.2%
American International Group, Inc.	1,340,233	51,519
Arthur J. Gallagher & Co.	375,000	43,279
Chubb Ltd.	102,453	15,146
Fairfax Financial Holdings Ltd. (sub. vtg.)	55,380	18,993
Hartford Financial Services Group, Inc.	1,168,773	51,660
Marsh & McLennan Companies, Inc.	580,647	66,565
The Travelers Companies, Inc.	1,506,593	195,330
Willis Towers Watson PLC	252,898	52,651
		495,143

TOTAL FINANCIALS		2,856,328

HEALTH CARE - 8.9%
Biotechnology - 1.5%
Acceleron Pharma, Inc. (a)	63,397	7,485
Alexion Pharmaceuticals, Inc. (a)	409,962	50,060
Amgen, Inc.	897,629	199,310
Argenx SE ADR (a)	81,913	23,494
Biogen, Inc. (a)	99,777	23,963
Blueprint Medicines Corp. (a)	144,300	15,596
PTC Therapeutics, Inc. (a)	712,173	44,561
Regeneron Pharmaceuticals, Inc. (a)	278,811	143,875
Sarepta Therapeutics, Inc. (a)	129,200	18,199
Vertex Pharmaceuticals, Inc. (a)	304,993	69,462
		596,005
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,735,860	187,855
Becton, Dickinson & Co.	205,626	48,289
Boston Scientific Corp. (a)	4,974,077	164,891
DexCom, Inc. (a)	142,428	45,531
Intuitive Surgical, Inc. (a)	201,726	146,463
Masimo Corp. (a)	107,774	27,427
Nevro Corp. (a)	218,594	35,248
Stryker Corp.	421,600	98,401
		754,105
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	341,436	35,205
Centene Corp. (a)	49,235	3,035
Cigna Corp.	507,214	106,079
HCA Holdings, Inc.	807,577	121,225
Humana, Inc.	411,136	164,668
UnitedHealth Group, Inc.	1,295,249	435,644
		865,856
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	668,511	310,844
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	2,654,615	140,535
Bristol-Myers Squibb Co.	3,679,360	229,592
Eli Lilly & Co.	1,178,638	171,669
Horizon Therapeutics PLC (a)	1,494,976	105,291
Roche Holding AG (participation certificate)	334,592	109,896
UCB SA	566,235	60,594
Zoetis, Inc. Class A	1,038,988	166,633
		984,210

TOTAL HEALTH CARE		3,511,020

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	331,537	41,671
General Dynamics Corp.	713,193	106,515
Northrop Grumman Corp.	350,522	105,949
Raytheon Technologies Corp.	2,858,562	205,016
The Boeing Co.	479,591	101,055
		560,206
Air Freight & Logistics - 0.5%
FedEx Corp.	663,456	190,133
Construction & Engineering - 0.5%
AECOM (a)	2,806,518	145,630
Granite Construction, Inc.	1,781,727	43,866
		189,496
Electrical Equipment - 1.3%
Sensata Technologies, Inc. PLC (a)	4,541,546	221,764
Soltec Power Holdings SA	52,016	371
Sunrun, Inc. (a)(b)	4,613,158	295,611
		517,746
Industrial Conglomerates - 0.6%
3M Co.	214,914	37,122
General Electric Co.	17,586,319	179,029
Honeywell International, Inc.	126,124	25,719
		241,870
Machinery - 0.6%
Allison Transmission Holdings, Inc.	3,398,285	139,500
Caterpillar, Inc.	673,289	116,876
		256,376
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	63,166	128,772
Professional Services - 0.5%
Dun & Bradstreet Holdings, Inc. (a)(b)	538,133	14,427
Nielsen Holdings PLC	10,467,096	169,253
		183,680
Road & Rail - 1.0%
Lyft, Inc. (a)	1,782,366	68,033
Norfolk Southern Corp.	655,352	155,332
Uber Technologies, Inc. (a)	2,982,192	148,096
Union Pacific Corp.	133,426	27,230
		398,691
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	4,053,069	226,080

TOTAL INDUSTRIALS		2,893,050

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.0%
Lumentum Holdings, Inc. (a)	28,395	2,453
Electronic Equipment & Components - 1.4%
Corning, Inc.	466,153	17,443
Flextronics International Ltd. (a)	12,116,505	196,651
II-VI, Inc. (a)	292,808	19,808
Insight Enterprises, Inc. (a)	383,782	27,433
Jabil, Inc.(c)	7,598,734	290,424
		551,759
IT Services - 2.8%
Capgemini SA	602,617	83,840
Cognizant Technology Solutions Corp. Class A	589,865	46,086
DXC Technology Co.	135,505	2,969
Fidelity National Information Services, Inc.	1,007,183	149,476
Fiserv, Inc. (a)	132,702	15,285
FleetCor Technologies, Inc. (a)	52,900	14,030
Genpact Ltd.	2,513,848	102,188
Global Payments, Inc.	236,766	46,214
GoDaddy, Inc. (a)	321,498	25,572
Liveramp Holdings, Inc. (a)	145,153	8,493
MasterCard, Inc. Class A	811,126	272,952
MongoDB, Inc. Class A (a)	34,960	10,044
PayPal Holdings, Inc. (a)	1,011,733	216,632
Sabre Corp. (b)	1,070,481	12,043
Snowflake Computing, Inc. Class B	17,986	5,275
Visa, Inc. Class A	459,303	96,614
		1,107,713
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	1,064,169	98,606
Analog Devices, Inc.	104,100	14,478
Applied Materials, Inc.	982,114	81,005
Array Technologies, Inc.	2,477,299	112,915
Cirrus Logic, Inc. (a)	662,310	53,051
Lam Research Corp.	229,571	103,918
Marvell Technology Group Ltd.	1,722,492	79,734
Micron Technology, Inc. (a)	2,302,586	147,573
NVIDIA Corp.	513,100	275,052
NXP Semiconductors NV	1,064,406	168,623
ON Semiconductor Corp. (a)	3,121,821	89,752
Qualcomm, Inc.	690,117	101,565
Sanken Electric Co. Ltd.	229,257	8,338
Semtech Corp. (a)	200,608	13,535
STMicroelectronics NV (France)	161,465	6,361
Xilinx, Inc.	278,125	40,481
		1,394,987
Software - 6.8%
Adobe, Inc. (a)	130,572	62,475
Autodesk, Inc. (a)	277,721	77,826
Cloudflare, Inc. (a)	913,605	68,593
Digital Turbine, Inc. (a)	238,300	10,719
Elastic NV (a)	644,124	79,743
FireEye, Inc. (a)	3,079,500	46,285
LivePerson, Inc. (a)	1,043,399	60,955
Microsoft Corp.	6,032,317	1,291,345
Nortonlifelock, Inc.	4,955,597	90,341
Nuance Communications, Inc. (a)	2,669,199	115,123
Oracle Corp.	919,943	53,099
Pluralsight, Inc. (a)	1,266,824	20,751
Rapid7, Inc. (a)	679,285	50,906
RealPage, Inc. (a)	591,970	40,840
RingCentral, Inc. (a)	32,397	9,624
Salesforce.com, Inc. (a)	749,752	184,289
SS&C Technologies Holdings, Inc.	394,331	27,165
SurveyMonkey (a)	4,721,060	100,464
Talend SA ADR (a)	66,461	2,494
Telos Corp.	131,900	2,647
Verint Systems, Inc. (a)	614,394	34,996
VMware, Inc. Class A (a)(b)	124,400	17,402
Workday, Inc. Class A (a)	217,765	48,951
Workiva, Inc. (a)	185,415	13,904
Yext, Inc. (a)	4,876,672	92,706
Zendesk, Inc. (a)	522,409	69,742
		2,673,385
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	8,275,548	985,204
HP, Inc.	1,433,402	31,435
Samsung Electronics Co. Ltd.	846,300	50,922
Western Digital Corp.	351,494	15,775
Xerox Holdings Corp.	94,381	2,066
		1,085,402

TOTAL INFORMATION TECHNOLOGY		6,815,699

MATERIALS - 2.1%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	173,436	48,586
Albemarle Corp. U.S.	196,840	26,764
Amyris, Inc. (a)(b)	2,807,206	8,197
Amyris, Inc. (e)	2,782,258	8,124
Amyris, Inc. (e)	1,182,813	3,454
Balchem Corp.	143,537	14,883
Ecolab, Inc.	235,731	52,368
FMC Corp.	250,212	29,027
Innospec, Inc.	265,194	21,823
Linde PLC	242,968	62,302
Livent Corp. (a)(b)	5,685,253	86,245
LyondellBasell Industries NV Class A	308,071	26,217
Olin Corp.	1,748,870	38,283
Sherwin-Williams Co.	44,715	33,430
Valvoline, Inc.	1,097,400	25,010
		484,713
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	142,640	37,889
Summit Materials, Inc. (a)	1,306,236	24,818
Vulcan Materials Co.	240,138	33,535
		96,242
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	609,114	57,409
Metals & Mining - 0.5%
Commercial Metals Co.	944,927	18,813
First Quantum Minerals Ltd.	3,256,517	46,214
Freeport-McMoRan, Inc.	2,386,350	55,817
Newmont Corp.	1,172,387	68,960
		189,804

TOTAL MATERIALS		828,168

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	150,439	24,631
American Tower Corp.	511,207	118,191
Corporate Office Properties Trust (SBI)	571,015	15,206
CubeSmart	631,427	20,540
Digital Realty Trust, Inc.	321,378	43,306
Douglas Emmett, Inc.	445,968	13,812
Equinix, Inc.	86,945	60,669
Kilroy Realty Corp.	306,700	18,758
Lexington Corporate Properties Trust	1,469,257	15,001
Mid-America Apartment Communities, Inc.	240,900	30,392
Potlatch Corp.	415,569	19,341
Prologis (REIT), Inc.	812,015	81,242
SBA Communications Corp. Class A	170,523	48,971
Ventas, Inc.	833,014	39,910
VICI Properties, Inc.	470,693	11,904
Weyerhaeuser Co.	2,247,559	65,269
		627,143
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	3,383,859	50,419
KE Holdings, Inc. ADR (a)	540,186	35,290
		85,709

TOTAL REAL ESTATE		712,852

UTILITIES - 1.9%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	86,797	7,368
Duke Energy Corp.	87,137	8,074
Edison International	1,102,149	67,628
Entergy Corp.	432,478	47,075
Evergy, Inc.	680,275	37,694
Exelon Corp.	1,722,706	70,752
FirstEnergy Corp.	1,414,672	37,574
NextEra Energy, Inc.	2,249,100	165,511
NRG Energy, Inc.	295,819	9,688
PG&E Corp. (a)	3,934,968	49,974
Southern Co.	1,300,545	77,838
		579,176
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	1,179,126	24,101
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	1,540,170	35,717
Dominion Energy, Inc.	914,064	71,745
Sempra Energy	401,848	51,228
		158,690

TOTAL UTILITIES		761,967

TOTAL COMMON STOCKS
(Cost $17,065,847)		26,794,283

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
ByteDance Ltd. Series E1 (e)(f)(g)	143,672	15,743
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	302,500	19,212
TOTAL PREFERRED STOCKS
(Cost $35,338)		34,955
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.11% 12/3/20 to 2/25/21 (h)
(Cost $32,007)	32,010	32,007
	Shares	Value (000s)

Fixed-Income Funds - 30.1%
Fidelity High Income Central Fund (i)	5,276,540	$570,288
Fidelity Investment Grade Bond Central Fund (i)	94,654,058	11,301,694
TOTAL FIXED-INCOME FUNDS
(Cost $11,280,944)		11,871,982

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.09% (j)	713,181,719	713,324
Fidelity Securities Lending Cash Central Fund 0.09% (j)(k)	85,639,886	85,648
TOTAL MONEY MARKET FUNDS
(Cost $798,958)		798,972
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $29,213,094)		39,532,199
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(83,613)
NET ASSETS - 100%		$39,448,586

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,533	Dec. 2020	$458,878	$17,054	$17,054

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,150,000 or 0.0% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,637,000 or 0.2% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,007,000.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc.	2/3/20 - 6/4/20	$11,533
Ant International Co. Ltd. Class C	5/16/18	$27,888
ByteDance Ltd. Series E1	11/18/20	$15,743

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$99
Fidelity High Income Central Fund	8,515
Fidelity Investment Grade Bond Central Fund	65,510
Fidelity Securities Lending Cash Central Fund	52
Total	$74,176

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$627,732	$8,523	$75,348	$99	$9,282	$570,288	21.3%
Fidelity Investment Grade Bond Central Fund	11,077,990	165,755	12,537	759	69,727	11,301,694	37.9%
Total	$11,705,722	$174,278	$87,885	$858	$79,009	$11,871,982

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Boingo Wireless, Inc.	$48,148	$--	$229	$--	$(60)	$4,308	$52,167
Jabil, Inc.	260,592	--	1,141	608	58	30,915	290,424
Livent Corp.	70,616	--	38,224	--	10,691	43,162	--
StepStone Group, Inc. Class A	--	--	--	--	--	25,089	40,777
Total	$379,356	$--	$39,594	$608	$10,689	$103,474	$383,368

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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